Operating Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating Leases	Operating leases
Lease costs recorded under operating leases for the year ended December 31, 2019 were as follows:

Year ended
December 31, 2019

Operating lease costs	$34,759
Income from sub-leases	(1,761)
Net operating lease costs	$32,998

Of the total cost of $33.0 million incurred in the year ended December 31, 2019, $30.5 million is recorded within selling, general and administration costs and $2.5 million is recorded within direct costs.
During the year ended December 31, 2019, the Group did not incur any costs related to variable lease payments.
The adoption of ASC 842 resulted in the recognition of operating right-of-use assets and lease liabilities of $106.5 million at January 1, 2019. Additional right-of-use assets obtained in exchange for lease obligations during the year ended December 31, 2019 totaled $29.5 million. The weighted average remaining lease term and weighted-average discount rate at December 31, 2019 were 5.19 years and 2.91%, respectively.

Future minimum lease payments under non-cancelable leases as of December 31, 2019 were as follows:

Minimum rental
payments
(in thousands)
2020	$28,320
2021	25,315
2022	19,433
2023	14,053
2024	8,839
Thereafter	17,264
Total future minimum lease payments	113,224
Lease imputed interest	(8,311)
Total	$104,913

Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $28.3 million have been included in other liabilities as at December 31, 2019.